Loans and Borrowings (Details)	Feb. 23, 2022 USD ($)	Dec. 31, 2023	Feb. 28, 2023 shares	Feb. 23, 2022 SGD ($)
Loans and Borrowings [Line Items]
Convertible loan	$ 743,273
Principal amount shares (in Shares) | shares			1,911,170
Convertible Loan [Member]
Loans and Borrowings [Line Items]
Interest rates	8.00%			8.00%
Convertible loan				$ 1,000,000
Maturity date	February 22, 2024
CEO [Member]
Loans and Borrowings [Line Items]
Interest rates		7.12%